Derivatives and hedging activities (Details 5) - CHF (SFr) SFr in Billions	3 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Credit Derivatives [Line Items]
Credit protection sold	SFr 513.9	SFr 586.0
Credit protection purchased	492.8	564.9
Other protection purchased	94.9	114.5
Other instruments	13.4	22.1
Total credit derivatives	SFr 1,115.0	SFr 1,287.5